GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE D—OTHER INTANGIBLE ASSETS

Intangible assets consist of the following:

		September 30, 2012			December 31, 2011
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technical Library	20	$700	$(169)	$531	$700	$(145)	$555
Customer Relationships	15-20	7,722	(1,861)	5,861	7,722	(1,572)	6,150

Total		$8,422	$(2,030)	$6,392	$8,422	$(1,717)	$6,705

The estimated future amortization expense related to intangible assets for the periods subsequent to September 30, 2012 on a calendar year basis is as follows:

Year Ending December 31 --
2012	$108
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,392

NOTE F—GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The Company had evaluated its goodwill for impairment during the fourth quarter of each year, and whenever events or changes in circumstances indicated that the carrying value may not be recoverable. Goodwill was assigned to reporting units within the Company based on the operating and economic characteristics and the management of the various operating segments. The amounts of goodwill assigned to the various reporting units within the Company were as follows:

Magnetech Industrial Services
Balances as of January 1, 2010	$7,831
Impairment Charge	(7,831)

Balances as of December 31, 2010	$—

For the goodwill testing completed during the fourth quarter of 2010 for its MIS reporting unit, the Company used a cost of capital of 25%, and determined that the calculated fair value was below carrying value in 2010. The fair value of the Company’s MIS reporting unit was estimated using a discounted cash flow model. Significant estimates and assumptions involving future cash flows, growth rates, and weighted average cost of capital were used in preparing the discounted cash flow model for the MIS reporting unit. Accordingly, an impairment charge of $7,831 was recorded for this reporting unit. The impairment charge is attributed to a decline in the market value of the respective businesses, caused by the unfavorable operating results and cash flows of the Company.

Other intangible assets

Other intangible assets consist of a technical library and customer relationships, and are reported net of accumulated amortization. The Company amortizes the cost of intangible assets over their expected useful lives which range from 15 to 20 years. The Company does not believe there is any significant residual value associated with intangible assets. Other intangible assets consist of the following:

		December 31, 2011			December 31, 2010
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accululated Amortization	Net	Gross Carrying Amount	Accululated Amortization	Net
Technical Library	2 0	$700	$(14 5)	$555	$700	$(102)	$59 8
Customer Relationships	15-20	7,722	(1,572)	6,150	7,722	(1,185)	6,537

Total		$8,442	$(1,717)	$6,705	$8,442	$(1,287)	$7,135

Amortization of intangible assets was $430 and $442 for the years ended December 31, 2011 and 2010, respectively.

The estimated future amortization expense related to intangible assets at December 31, 2011 is as follows:

Year Ending December 31 --
2012	$421
2013	421
2014	421
2015	421
2016	421
Thereafter	4,600

Total	$6,705